19. Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Loans to related parties activity [Roll Forward]
Balance, beginning	$ 7,723	$ 10,952
Additions	2,549	3,546
Reductions	(2,498)	(6,775)
Balance, ending	7,774	7,723
Unused commitments	720	574
Deposits from related parties	$ 4,029	$ 3,531